VALUE OF CHARTER PARTY CONTRACTS - Movement in Unfavorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) In Unfavorable Charter Party Contracts [Roll Forward]
Opening balance	$ 4,126	$ 4,798	$ 5,470
Amortization of unfavorable time charter-in contract	0	(672)	(672)
Total		4,126	4,798
Less: current portion	$ 0	(672)	(672)
Non-current portion		$ 3,454	$ 4,126